Net fee and commission income (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Net fee And Commission Income [Line Items]
Underwriting fees	$ 838	$ 637	$ 633
M&A and corporate finance fees	1,016	669	804
Brokerage fees	4,407	3,323	3,487
Investment fund fees	5,669	4,730	4,942
Portfolio management and related services	11,328	9,091	9,059
Other	2,548	1,950	1,921
Total fee and commission income	25,806	20,399	20,846
Total fee and commission expense	2,369	1,790	1,823
Net fee and commission income	23,438	18,610	19,023
Global Wealth Management
Net fee And Commission Income [Line Items]
Total fee and commission income	15,527	12,687	12,990
Personal & Corporate Banking
Net fee And Commission Income [Line Items]
Total fee and commission income	2,588	1,840	1,657
Asset Management
Net fee And Commission Income [Line Items]
Total fee and commission income	3,333	2,723	2,840
Investment Bank
Net fee And Commission Income [Line Items]
Total fee and commission income	4,135	3,153	3,350
Non-core and Legacy
Net fee And Commission Income [Line Items]
Total fee and commission income	230	7	0
Group Items
Net fee And Commission Income [Line Items]
Total fee and commission income	(6)	(11)	10
of which: recurring
Net fee And Commission Income [Line Items]
Total fee and commission income	17,065	14,008	14,229
of which: transaction-based
Net fee And Commission Income [Line Items]
Total fee and commission income	8,604	6,320	6,550
of which: performance-based
Net fee And Commission Income [Line Items]
Total fee and commission income	$ 137	$ 71	$ 68